Short-term Borrowings and Other Financial Liabilities and Short-term Borrowings from Related Parties (Details) (USD $) In Thousands, unless otherwise specified			9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 Fresenius SE [Member]	Sep. 30, 2013 General Partner [Member]
Related Party Transaction [Line Items]
Related Party Transaction Rate			1.503%	1.796%
Short-term borrowings and other financial liabilities	$ 112,489	$ 117,850
Short Term Borrowings Due To Related Parties Current Acquisitions	$ 73,048	$ 3,973